Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 206,771		¥ 273,589
Less: allowance for credit losses	(31,606)		(33,465)	¥ (23,785)	¥ (71)
Accounts receivable, net	¥ 175,165	$ 27,487	¥ 240,124